Employees - Summary of Number of Employees in the Group (Detail) - Employee	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	106,700	105,800	106,400
Average	106,500	106,200	105,000
Consumers [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	19,700	18,200	17,900
Average	19,000	18,000	16,800
Enterprise [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	13,400	13,200	13,400
Average	13,800	13,500	13,200
Openreach [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	33,200	31,200	30,900
Average	31,900	31,100	31,600
Global Services [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	16,600	16,900	17,500
Average	16,800	17,300	17,400
Other [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	23,800	26,300	26,700
Average	25,000	26,300	26,000
UK [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	84,300	82,200	82,800
Average	83,400	82,500	82,200
Non-United Kingdom [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	22,400	23,600	23,600
Average	23,100	23,700	22,800